INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Canada
Statement Line Items [Line Items]
Loss from operations	$ (5,057,042)	$ (4,860,659)	$ (88,405)
Statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (1,340,116)	$ (1,288,075)	$ (23,427)
Stock- based compensation expense	374,689	913,565	0
Other	11,671	4,790	0
Unrecognized benefit of non-capital losses	953,756	369,720	23,427
Provision for income taxes	0	0	$ 0
United States
Statement Line Items [Line Items]
Loss from operations	$ (772,238)	$ (5,274)
Statutory income tax rates	26.64%	26.214%
Income tax recovery at statutory income tax rates	$ (205,724)	$ (1,383)
Temporary difference, Equipment	34,826	(36,285)
Unrecognized benefit of non-capital losses	170,898	37,668
Provision for income taxes	$ 0	$ 0